1
Comstock Capital Value Fund
Schedule of Investments — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 87.1%
Aerospace and Defense — 3.4%
2,000 Spirit AeroSystems Holdings Inc., Cl. A† ... $ 68,920
7,500 Triumph Group Inc.† ................................ 190,050
258,970
Automotive: Parts and Accessories — 0.4%
1,000 Dana Inc. ................................................. 13,330
2,500 Garrett Motion Inc. ................................... 20,925
34,255
Broadcasting — 4.4%
2,000 Endeavor Group Holdings Inc., Cl. A ......... 55,000
1,000 Paramount Global, Cl. A ............................ 22,750
10,500 Paramount Global, Cl. B ............................ 125,580
2,093 Sirius XM Holdings Inc. ............................ 47,187
5,000 TEGNA Inc. .............................................. 91,100
341,617
Building and Construction — 2.1%
1,750 H&E Equipment Services Inc. ................... 165,883
Business Services — 3.7%
3,000 Alight Inc., Cl. A ....................................... 17,790
10,100 Despegar.com Corp.† ............................... 189,779
6,050 Dun & Bradstreet Holdings Inc. ................. 54,087
250 McGrath RentCorp ................................... 27,850
289,506
Computer Software and Services — 4.2%
2,050 Dada Nexus Ltd., ADR† ............................ 3,793
4,500 Desktop Metal Inc., Cl. A† ......................... 22,095
5,500 Logility Supply Chain Solutions Inc. .......... 78,430
5,650 Markforged Holding Corp.† ....................... 26,442
7,000 Paycor HCM Inc.† .................................... 157,080
1,500 SolarWinds Corp. ..................................... 27,645
3,000 TTEC Holdings Inc. ................................... 9,870
325,355
Consumer Products — 1.2%
5,000 Pactiv Evergreen Inc. ................................ 90,050
Diversified Industrial — 4.2%
3,500 Churchill Capital Corp. IX† ........................ 37,660
6,500 GSR III Acquisition Corp.† ........................ 66,755
1,500 Radius Recycling Inc. ............................... 43,320
1,250 Stratasys Ltd.† ......................................... 12,237
3,500 United States Steel Corp. .......................... 147,910
500 WillScot Holdings Corp. ............................ 13,900
321,782
Electronics — 1.8%
1,500 Rogers Corp.† .......................................... 101,295
5,000 VOXX International Corp.† ........................ 37,500
138,795
Shares
Market
Value
Energy and Utilities — 5.5%
3,000 ALLETE Inc. ............................................. $ 197,100
9,000 Altus Power Inc.† ..................................... 44,550
1,500 Battalion Oil Corp.† .................................. 1,950
2,500 DMC Global Inc.† ..................................... 21,050
1,000 Hess Corp. ............................................... 159,730
424,380
Entertainment — 0.8%
1,250 International Game Technology plc ............ 20,325
400 Liberty Media Corp.-Liberty Live, Cl. C† .... 27,256
1,000 Manchester United plc, Cl. A† ................... 13,090
1,000 WideOpenWest Inc.† ................................ 4,950
65,621
Financial Services — 3.0%
250 Enstar Group Ltd.† ................................... 83,095
1,000 Moneylion Inc.† ....................................... 86,510
2,000 NET Lease Office Properties, REIT† ........... 62,760
232,365
Food and Beverage — 5.7%
5,000 Kellanova ................................................. 412,450
1,000 Lifeway Foods Inc.† .................................. 24,450
436,900
Health Care — 19.4%
4,000 2seventy bio Inc.† .................................... 19,760
8,500 Accolade Inc.† .......................................... 59,330
2,500 Amedisys Inc.† ........................................ 231,575
16,500 Checkpoint Therapeutics Inc.† .................. 66,660
9,000 Chimerix Inc.† .......................................... 76,590
6,500 Cross Country Healthcare Inc.† ................. 96,785
14,000 Cyteir Therapeutics Inc., Escrow†(a) ......... 0
3,000 Intra-Cellular Therapies Inc.† .................... 395,760
10,000 Nevro Corp.† ............................................ 58,400
1,000 Optinose Inc.† .......................................... 9,170
20,000 Paragon 28 Inc.† ...................................... 261,200
3,000 Patterson Cos. Inc. ................................... 93,720
1,500 Surgery Partners Inc.† ............................. 35,625
3,000 SurModics Inc.† ....................................... 91,590
1,496,165
Hotels and Gaming — 4.7%
1,500 Atlanta Braves Holdings Inc., Cl. C† .......... 60,015
6,000 Everi Holdings Inc.† ................................. 82,020
8,000 GAN Ltd.† ................................................ 14,160
10,000 Playa Hotels & Resorts NV† ...................... 133,300
6,000 PlayAGS Inc.† .......................................... 72,660
362,155
Machinery — 0.2%
3,000 Intevac Inc. .............................................. 12,000
Real Estate — 2.6%
13,000 Copper Property CTL Pass Through Trust .. 167,993

Comstock Capital Value Fund
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Real Estate (Continued)
8,000 Seritage Growth Properties, Cl. A† ............ $ 25,840
750 Star Holdings† ......................................... 6,382
200,215
Retail — 8.4%
4,750 Albertsons Companies Inc., Cl. A .............. 104,452
2,500 Beacon Roofing Supply Inc.† .................... 309,250
8,000 Global Blue Group Holding AG† ................ 58,880
5,500 Nordstrom Inc. ......................................... 134,475
4,000 Walgreens Boots Alliance Inc. ................... 44,680
651,737
Semiconductors — 0.3%
500 Silicon Motion Technology Corp., ADR ...... 25,280
Telecommunications — 9.2%
8,250 Frontier Communications Parent Inc.† ...... 295,845
6,500 Juniper Networks Inc. ............................... 235,235
2,500 Telephone and Data Systems Inc. .............. 96,850
1,250 United States Cellular Corp.† .................... 86,437
714,367
Transportation — 1.9%
6,500 Air Transport Services Group Inc.† ............ 145,860
TOTAL COMMON STOCKS .................. 6,733,258
CLOSED-END FUNDS — 0.6%
30,000 Altaba Inc., Escrow† ................................. 45,750
RIGHTS — 0.3%
Business Services — 0.1%
2,000 Resolute Forest Products Inc., CVR† ......... 3,000
Financial Services — 0.0%
375 Pershing Square Tontine Holdings Ltd.,
expire 09/29/33† ................................... 113
Shares
Market
Value
Health Care — 0.2%
500 ABIOMED Inc., CVR† ................................ $ 800
6,000 Akouos Inc., CVR† ................................... 3,000
1,000 Albireo Pharma Inc., CVR† ....................... 2,250
2,500 Alimera Sciences Inc., CVR† ..................... 25
3,000 Chinook Therapeutics Inc., CVR† .............. 1,500
1,050 CinCor Pharma Inc., CVR† ........................ 3,150
10,000 Concert Pharmaceuticals Inc., CVR† ......... 3,000
5,000 Epizyme Inc., CVR† .................................. 100
2,250 Fusion Pharmaceuticals Inc., CVR† ........... 1,125
7,500 Gracell Biotechnologies Inc., CVR† ........... 300
6,500 Icosavax Inc., CVR† ................................. 1,950
1,750 Mirati Therapeutics Inc., CVR† .................. 875
500 Opiant Pharmaceuticals Inc., CVR† ........... 250
6,500 Paratek Pharmaceuticals Inc., CVR† .......... 130
18,455
TOTAL RIGHTS ............................... 21,568
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 12.0%
$ 935,000 U.S. Treasury Bills,
4.239% to 4.274%††,
05/08/25 to 05/29/25 ............................ 929,507
TOTAL INVESTMENTS — 100.0%
(Cost $7,690,073) ................................. $ 7,730,083
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust